Restatement of prior period financial statements	6 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Restatement of prior period financial statements
Note 18 - Restatement of prior period financial statements
In connection with the preparation of our consolidated financial statements as of and for the year ended December 31, 2023, management identified various misstatements in our previously issued 2021 and 2022 annual financial statements and 2023 interim financial statements. Management has assessed the materiality of the misstatements on these previously issued financial statements in accordance with the SEC Staff Accounting Bulletin ("SAB") Topic 1.M, Materiality. Based on this, management concluded that prior year financial statements should be corrected, even though such revision previously was and continues to be immaterial to the prior year financial statements. In these Unaudited Condensed Financial Statements, the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss and the Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023, have been restated to align to the revisions during 2023 to correct for the carryforward impacts of the misstatements in our previously issued 2021 and 2022 annual financial statements. The errors relate to the following categories of misstatements:
(i) Inventories
The errors identified in the Inventories category encompass errors relating to incorrect valuation, classification, recognition, and allocation of costs associated with inventory. The most significant errors in this category include the incorrect treatment of certain launch costs, capitalization of inventory cost allocation, failed sale/lease transactions, and vehicles with repurchase obligations. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss of the inventory related error corrections was an increase in the loss by $23,662.
(ii) Accruals and Deferrals
The errors identified in the Accruals and Deferrals category encompass errors relating to the recognition and measurement of accruals and deferrals. These errors include both the understatement and overstatement of accruals and deferrals before the issuance of the financial statements, despite the availability of accurate information. The most significant transactions in this category include incorrect warranty accrual release, over accrual of operating expenses in North America and timing of revenue recognition and deferred revenue related to vehicle subscription services. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss of the accrual and deferral related error corrections was an increase in the loss by $10,711.
(iii) Capitalization of expenses
The errors identified in the Capitalization of Expenses category encompass errors relating to expenses that were erroneously capitalized as an asset and vice-versa. The most significant transactions in this category include incorrect recognition of certain assets in China, and the incorrect capitalization of manufacturing engineering expenses as an intangible asset related to services provided to certain contract manufacturing facilities. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss of the capitalization related error corrections was a reduction of the loss of $10,376.
(iv) Other - Reclassifications
The errors identified in the Other - Reclassifications category encompass errors arising from misallocations of assets and liabilities between different financial statement captions and misallocations of assets and liabilities between current and non-current. The most significant adjustments in this category include non-current reclassification misstatements related to certain buyback liabilities, an error in lease asset and liability in the United Kingdom, a reclassification of internally developed IP to software, and a reclassification of goods received not invoiced from trade payables to other current liabilities. There is a marginal impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss due to reclassifications relating to lease expense reversals upon the reclassification of a lease liability to a financing obligation in Korea.
(v) Deferred Taxes and Income Taxes
The errors identified in the Deferred Taxes and Income Taxes category encompass errors relating to the recognition, measurement, and reporting of the Group’s deferred tax assets, deferred tax liabilities, and income tax expenses. These errors include improper estimation of deferred tax amounts, errors in tax calculations, and errors pertaining to the treatment of value added tax. The most significant transactions in this category include incorrect recognition of deferred tax assets and deferred liabilities at the Sweden tax rate, instead of the local market rate, and incorrect recording of deferred taxes and income tax expense in North America resulting from the other misstatement categories explained. The tax impact of all misstatement corrections has also been recognized. The impact to the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss of the tax related error corrections and the tax effect of the other error corrections was an increase in the loss of $4,330.
The tables below present the effect of the correction of the misstatements and the revision on the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss and Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023.
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss for the six months ended June 30, 2023

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Revenue	1,231,265	6,370	1,237,635	(i),(ii),(iv)
Cost of sales	(1,213,654)	(2,366)	(1,216,020)	(i),(ii),(iii),(iv)
Gross profit	$17,611	$4,004	$21,615
Selling, general and administrative expense	(448,632)	(25,975)	(474,607)	(i),(ii),(iv)
Research and development expense	(81,311)	(1,739)	(83,050)	(ii),(iii)
Other operating expense, net	38,581	(22)	38,559	(i)
Operating loss	$(473,751)	$(23,732)	$(497,483)
Finance income	12,489	—	12,489
Finance expense	(90,516)	(2,140)	(92,656)	(i),(iv)
Fair value change - Earn-out rights	232,995	—	232,995

Fair value change - Class C Shares	10,750	—	10,750
Loss before income taxes	$(308,033)	$(25,872)	$(333,905)
Income tax expense	(5,002)	(1,923)	(6,925)	(iv),(v)
Net loss	$(313,035)	$(27,795)	$(340,830)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.15)	(0.01)	(0.16)
Class B - Basic and Diluted	(0.15)	(0.01)	(0.16)

Consolidated Statement of Comprehensive Loss

Net loss	(313,035)	(27,795)	(340,830)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(26,735)	(923)	(27,658)	(i), (ii), (iii), (iv), (v)
Total other comprehensive income	$(26,735)	$(923)	$(27,658)
Total comprehensive loss	$(339,770)	$(28,718)	$(368,488)
Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Cash flows from operating activities
Net loss	(313,035)	(27,795)	(340,830)	(i), (ii), (iii), (iv), (v)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	57,074	(3,870)	53,204	(i), (ii), (iii)
Warranties	36,003	(1,384)	34,619	(i)
Impairment of inventory	11,795	—	11,795
Finance income	(12,489)	—	(12,489)
Finance expense	90,516	2,140	92,656	(i), (iv)
Fair value change - Earn-out rights	(232,995)	—	(232,995)
Fair value change - Class C Shares	(10,750)	—	(10,750)
Income tax expense	5,002	1,923	6,925	(iv), (v)
Disposals and derecognition of property plant and equipment and intangible assets	—	2,070	2,070	(iv)
Other provisions	—	14,873	14,873	(iv)
Unrealised Exchange Gain/Loss Operating Payables	—	(5,022)	(5,022)	(iv)
Other non-cash expense and income	19,252	(11,855)	7,397	(iv)
Change in operating assets and liabilities:
Inventories	(206,373)	17,172	(189,201)	(i), (iii), (iv)
Contract liabilities	24,673	(3,510)	21,163	(i), (ii), (iv)
Trade receivables, prepaid expenses and other assets	72,372	(3,684)	68,688	(i), (iv)
Trade payables, accrued expenses and other liabilities	(154,206)	19,440	(134,766)	(i), (ii), (iii), (iv)
Interest received	12,489	—	12,489
Interest paid	(48,667)	—	(48,667)
Taxes paid	(11,401)	—	(11,401)
Cash used for operating activities	$(660,740)	$498	$(660,242)

Cash flows from investing activities
Additions to property, plant and equipment	(42,948)	—	(42,948)
Additions to intangible assets	(239,850)	1,920	(237,930)	(iii)
Proceeds from the sale of property, plant and equipment	1,710	—	1,710
Cash used for investing activities	$(281,088)	$1,920	$(279,168)
Cash flows from financing activities
Proceeds from short-term borrowings	1,671,964	—	1,671,964
Principal repayments of short-term borrowings	(598,953)	—	(598,953)
Principal repayments of lease liabilities	(9,045)	(2,526)	(11,571)	(i), (iv)
Cash provided by financing activities	$1,063,966	$(2,526)	$1,061,440
Effect of foreign exchange rate changes on cash and cash equivalents	(38,603)	108	(38,495)	(i), (ii), (iii), (iv), (v)
Net increase in cash and cash equivalents	$83,535	$—	$83,535
Cash and cash equivalents at the beginning of the period	$973,877	$—	$973,877
Cash and cash equivalents at the end of the period	$1,057,412	$—	$1,057,412